Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Financial Instruments
Schedule of financial instruments, measured at fair value, by level within the fair value hierarchy

	Fair Value Measurements
	(in thousands)
	Total	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2013:
Bank time deposits*	$485,446	$—	$485,446	$—
Investor option liability	(29,504)	—	—	(29,504)

Total	$455,942	$—	$485,446	$(29,504)

As of December 31, 2014:
Bank time deposits*	$396,364	$—	$396,364	$—
Available-for-sale securities**	13,029	13,029	—	—

Total	$409,393	$13,029	$396,364	$—

*Included in cash and cash equivalents and short-term investments on the Group’s combined and consolidated balance sheets.

** Included in long-term investments.

Schedule of key inputs used in investor option liability valuation
As of December 31, 2013
Expected dividend yield	—
Risk-free interest rate	0.30%
Expected volatility	53%
Expected life (in years)	1.40
Fair value per ordinary share	$14.10